SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 997,188	$ 731,025
Gross unrealized gains	15,437	4,985
Gross unrealized losses	(343)	(293)
Estimated fair value (Level 2 within the fair value hierarchy)	1,012,282	735,717
Fair Value, Inputs, Level 2 | Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Amortized cost	973,029	687,886
Gross unrealized gains	15,016	4,865
Gross unrealized losses	(343)	(271)
Estimated fair value (Level 2 within the fair value hierarchy)	987,702	692,480
Fair Value, Inputs, Level 2 | U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Amortized cost	17,613	23,182
Gross unrealized gains	418	82
Gross unrealized losses	0	(2)
Estimated fair value (Level 2 within the fair value hierarchy)	18,031	23,262
Fair Value, Inputs, Level 2 | U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost	6,546	19,957
Gross unrealized gains	3	38
Gross unrealized losses	0	(20)
Estimated fair value (Level 2 within the fair value hierarchy)	$ 6,549	$ 19,975